Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2019
Measurement at cost
Goodwill	2,678,965	13,829	—	—	2,692,794	—	—	—	—	—	2,692,794
Brands	146,907	—	—	—	146,907	—	—	—	—	—	146,907
Other intangible assets	2,228,054	651,095	—	(4,269)	2,874,880	(883,780)	120	—	(458,407)	(1,342,067)	1,532,813
TOTAL	5,053,926	664,924	—	(4,269)	5,714,581	(883,780)	120	—	(458,407)	(1,342,067)	4,372,514

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2018
Measurement at cost
Goodwill	255,323	2,423,642	—	—	2,678,965	—	—	—	—	—	2,678,965
Brands	—	146,907	—	—	146,907	—	—	—	—	—	146,907
Other intangible assets	1,723,407	1,300,811	2,520	(798,684)	2,228,054	(1,271,996)	618,809	(2,143)	(228,450)	(883,780)	1,344,274
TOTAL	1,978,730	3,871,360	2,520	(798,684)	5,053,926	(1,271,996)	618,809	(2,143)	(228,450)	(883,780)	4,170,146

Schedule of goodwill by cash generating units

	12/31/2019	12/31/2018
Supervielle Seguros S.A.	7,115	7,115
Cordial Compañía Financiera S.A.	177,578	177,578
Banco Regional de Cuyo S.A.	63,419	63,419
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.	1,355,982	1,355,982
Micro Lending S.A.U.	1,067,660	1,067,660
Others	21,040	7,211
TOTAL	2,692,794	2,678,965

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2019	2020	2021	2022	2023	2024
Inflation (end of period)	54.3%	44.2%	25.3%	17.2%	10.0%	8.5%
Inflation (average)	53.3%	54.6%	29.3%	20.6%	13.1%	9.1%
Cost of funding (end of period)	61.4%	36.8%	25.9%	15.4%	11.5%	11.5%
Cost of funding (average)	65.0%	45.2%	31.4%	19.9%	13.2%	11.5%
Loan’s interest rate (average)	78.3%	61.0%	50.0%	41.8%	39.2%	39.0%